SUPPLEMENT CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Note 22 - SUPPLEMENT CASH FOW INFORMATION

	2020	2019	2018
Net change in non-cash working capital items:
Deferred revenues	$-	$(573)	$573
Accounts payable and accrued liabilities	(2,877)	(941)	2,329
Prepaid expenses and other assets	(157)	287	981
Amounts receivable	1,211	2,615	543
Taxes payable	(39)	(121)	(358)
Amounts due to related parties	1	6	(44)
Taxes recoverable	440	(193)	1,017
Other liabilities	(178)	(100)	-
Inventory	4,150	3,182	(42)
	$2,551	$4,162	$4,999

	2020	2019	2018
Interest paid	$264	$618	$959
Taxes paid	$279	$2,373	$4,991
Equipment acquired under finance leases and equipment loans	$-	$122	$1,771